Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Millions	Jul. 01, 2016	Jul. 03, 2015
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, authorized	5	5
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	450	450
Common stock, issued	312	261
Common stock, outstanding	284	230
Treasury stock, shares	28	31